CASH AND RESTRICTED CASH EQUIVALENTS (Details Narrative) - CAD ($)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash and cash equivalents [abstract]
Guaranteed investment certificate	$ 34,500	$ 34,500	$ 34,500